Expense Example, No Redemption - FidelityBlueChipValueFund-AMCIZPro - FidelityBlueChipValueFund-AMCIZPro - Fidelity Blue Chip Value Fund	Feb. 10, 2025 USD ($)
Fidelity Advisor Blue Chip Value Fund - Class M
Expense Example, No Redemption:
1 Year	$ 484
3 Years	766
5 Years	1,069
10 Years	1,928
Fidelity Advisor Blue Chip Value Fund - Class C
Expense Example, No Redemption:
1 Year	190
3 Years	588
5 Years	1,011
10 Years	1,995
Fidelity Advisor Blue Chip Value Fund - Class I
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	1,002
Fidelity Advisor Blue Chip Value Fund - Class Z
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Blue Chip Value Fund - Class A
Expense Example, No Redemption:
1 Year	683
3 Years	911
5 Years	1,156
10 Years	$ 1,860